Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Expense

The income tax expense of the Group for the Relevant Periods is analysed as follows:

	For the Year Ended 31 December,
	2023	2024	2025
	RMB	RMB	RMB	USD
Current tax:
PRC corporate income tax	5,776	3,767	2,969	425
Deferred tax liabilities	(1,497)	-	-	-
Deferred tax assets, net	(35,469)	7,323	4,778	683
Total income tax expense/(benefit)	(31,190)	11,090	7,747	1,108
Less: income tax expenses from the discontinued operations	934	-	-	-
Income tax income tax expense/(benefit) from the continuing operations	(30,256)	11,090	7,747	1,108

Schedule of Reconciliation of Income Taxes

A reconciliation of tax expense applicable to profit before tax at the statutory rate for the jurisdictions in which the majority of the Group’s subsidiaries are domiciled to the income tax expense at the effective income tax rate for each of the Relevant Periods is as follows:

	For the Year Ended 31 December,
	2023	2024	2025
	RMB	RMB	RMB	USD
Profit/(Loss) before tax	49,016	(41,298)	50,457	7,214
Tax at the statutory tax rate (25%)	12,254	(10,325)	12,614	1,804
Impact of preferential tax rates	1,836	13,190	(756)	(108)
Non-taxable income	(8,912)	(822)	(6,910)	(988)
Non-deductible expense	622	605	5,127	733
Research and development super-deduction	(12,254)	(2,504)	(4,217)	(603)
Loss from equity investment	-	13,244	-	-
Change of valuation allowance	(23,802)	(2,298)	1,889	270
Income tax (benefit)/ expense	(30,256)	11,090	7,747	1,108

Schedule of Deferred Tax Assets and Deferred Tax Liability

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD
Deferred tax assets:
Bad debt provision	12,788	7,194	1,029
Lease liabilities	9,326	8,071	1,154
Net operating loss carry forwards	57,345	59,778	8,548
Total gross deferred tax assets	79,459	75,043	10,731
Valuation allowance on deferred tax assets	(40,523)	(42,412)	(6,065)
Deferred tax assets, net of valuation allowance	38,936	32,631	4,666
Deferred tax (liabilities)-non current:
Right-of-use assets	(10,789)	(9,262)	(1,324)
Total deferred tax	28,147	23,369	3,342

Schedule of Other PRC Companies Loss Carried Forward
	As of December 31,
	RMB	USD
2026	28,689	4,103
2027	44,331	6,339
2028	58,698	8,394
2029	71,436	10,215
Thereafter	35,958	5,142
Total	239,112	34,193